Share-based payments (Details Narrative)		6 Months Ended					12 Months Ended
	Feb. 10, 2022 shares	Jun. 30, 2022 $ / shares shares		Jun. 30, 2022 GBP (£) £ / shares shares		Jun. 30, 2021 GBP (£)	Dec. 31, 2021 £ / shares shares	Aug. 25, 2020 £ / shares shares
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted	80.00%			80.00%
Number of shares issued | shares	63,280	791,278	[1]	791,278	[1]		390,952 [1]	15,891
Price per share | £ / shares								£ 215.00
Enterprise management incentive share option scheme [member]
IfrsStatementLineItems [Line Items]
Weighted average share price | £ / shares							£ 59.00
Expense from share-based payment transactions | £
Expected volatility, share options granted				75.00%
2021 share option scheme [member]
IfrsStatementLineItems [Line Items]
Weighted average share price | $ / shares		$ 53.42
Expense from share-based payment transactions | £				£ 837,406
Expected volatility, share options granted				80.00%

[1]	On November 18, 2022 the Company undertook a reverse share split such that fifty issued ordinary shares were exchanged for one new. As a result of the reverse share split, all references in these unaudited condensed consolidated interim financial statements and accompanying notes to units of ordinary shares or per share amounts are reflective of the reverse share split for all periods presented.